Restatement of Previously Issued Financial Statements - Statements of Operations (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Jun. 30, 2016		Sep. 30, 2016		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Operating revenues
Contract revenues		$ 132.7	[1]	$ 161.7	[1]	$ 146.5	[1]	$ 308.2	[1]	$ 440.9	[1]	$ 510.1		$ 730.4	[1]	$ 1,058.8	[1]
Reimbursables		4.0	[1]	2.9	[1]	5.1	[1]	8.0	[1]	12.0	[1]	13.9		17.3	[1]	160.0	[1]
Related party revenues	[2]											0.0		0.0	[1]	44.9	[1]
Other revenues												10.7		0.0	[1]	0.0	[1]
Total operating revenues		136.7	[1]	164.6	[1]	151.6	[1]	316.2	[1]	452.9	[1]	534.7		747.7	[1]	1,263.7	[1]
Gain/(Loss) on disposal		0.0	[1]	0.0	[1]	2.4	[1]	2.4	[1]	2.4	[1]	2.4		(82.0)	[1]	0.0	[1]
Operating expenses
Vessel and rig operating expenses	[2]	44.6	[1]	45.3	[1]	50.3	[1]	95.6	[1]	140.2	[1]	181.9		270.8	[1]	458.4	[1]
Reimbursable expenses		3.7	[1]	2.8	[1]	4.8	[1]	7.6	[1]	11.3	[1]	13.1		15.4	[1]	150.0	[1]
Depreciation and amortization		55.0	[1]	55.0	[1]	56.7	[1]	111.7	[1]	166.7	[1]	221.3		221.9	[1]	212.2	[1]
Loss on impairment of goodwill												0.0		0.0	[1]	480.6	[1]
General and administrative expenses	[2]	4.7	[1]	7.5	[1]	9.2	[1]	16.7	[1]	21.4	[1]	30.0		60.1	[1]	78.9	[1]
Total operating expenses		108.0	[1]	110.6	[1]	121.0	[1]	231.6	[1]	339.6	[1]	446.3		568.2	[1]	1,380.1	[1]
Net operating income/(loss)		28.7	[1]	54.0	[1]	33.0	[1]	87.0	[1]	115.7	[1]	90.8		97.5	[1]	(116.4)	[1]
Financial items
Interest expense		(26.6)	[1]	(26.8)	[1]	(26.0)	[1]	(52.8)	[1]	(79.4)	[1]	(106.0)	[2]	(97.7)	[1],[2]	(103.3)	[1],[2]
Foreign exchange gain		(5.6)	[1]	1.4	[1]	(7.3)	[1]	(5.9)	[1]	(11.5)	[1]	3.4		28.3	[1]	41.0	[1]
Loss on derivative financial instruments		15.9	[1]	(13.2)	[1]	5.0	[1]	(8.2)	[1]	7.7	[1]	(9.9)		(35.6)	[1]	(69.7)	[1]
Other financial items	[2]	(3.1)	[1]	(1.9)	[1]	(1.8)	[1]	(3.7)	[1]	(6.8)	[1]	(8.5)		(5.2)	[1]	(26.0)	[1]
Total financial items		(19.4)	[1]	(40.5)	[1]	(30.1)	[1]	(70.6)	[1]	(90.0)	[1]	(121.0)		(110.2)	[1]	(158.0)	[1]
Loss before income taxes		9.3	[1]	13.5	[1]	2.9	[1]	16.4	[1]	25.7	[1]	(30.2)		(12.7)	[1]	(274.4)	[1]
Income taxes		(19.1)	[1]	(1.6)	[1]	(4.0)	[1]	(5.6)	[1]	(24.7)	[1]	(22.2)		(44.1)	[1]	(29.6)	[1]
Change in unrealized gain on interest rate swaps in VIE		1.4		(0.2)		(1.6)		(1.8)		(0.4)		1.2		0.2	[1]	0.0	[1]
Net loss		(9.8)		11.9		(1.1)		10.8		1.0		(52.4)		(56.8)	[1]	(304.0)	[1]
Net income attributable to non-controlling interest		3.4	[1]	3.7	[1]	3.8	[1]	7.5	[1]	10.9	[1]	(14.4)		(16.2)	[1]	(12.4)	[1]
Net loss attributable to the shareholders of the Company		$ (13.2)	[1]	$ 8.2	[1]	$ (4.9)	[1]	$ 3.3	[1]	$ (9.9)	[1]	$ (66.8)		$ (73.0)	[1]	$ (316.4)	[1]
Basic loss per share (in dollars per share)		$ (0.55)		$ 0.33		$ (0.20)		$ 0.13		$ (0.41)		$ (2.77)	[3]	$ (3.03)	[1],[3]	$ (13.18)	[1],[3]
Diluted loss per share (in dollars per share)	[3]	$ (0.55)	[1]	$ 0.33	[1]	$ (0.20)	[1]	$ 0.13	[1]	$ (0.41)	[1]	$ (2.77)		$ (3.03)	[1]	$ (13.18)	[1]
As previously reported on Form 20-F
Operating revenues
Contract revenues		$ 132.7	[1]	$ 161.7	[1]	$ 146.5	[1]	$ 308.2	[1]	$ 440.9	[1]			$ 730.4	[1]	$ 1,058.8
Reimbursables		4.0	[1]	2.9	[1]	5.1	[1]	8.0	[1]	12.0	[1]			17.3	[1]	160.0
Related party revenues	[2]															44.9
Total operating revenues		136.7	[1]	164.6	[1]	151.6	[1]	316.2	[1]	452.9	[1]			747.7	[1]	1,263.7
Gain/(Loss) on disposal		0.0	[1]	0.0	[1]	2.4	[1]	2.4	[1]	2.4	[1]			(82.0)	[1]	0.0
Operating expenses
Vessel and rig operating expenses	[2]	44.6	[1]	45.3	[1]	50.3	[1]	95.6	[1]	140.2	[1]			270.8	[1]	458.4
Reimbursable expenses		3.7	[1]	2.8	[1]	4.8	[1]	7.6	[1]	11.3	[1]			15.4	[1]	150.0
Depreciation and amortization		55.0	[1]	55.0	[1]	56.7	[1]	111.7	[1]	166.7	[1]			221.9	[1]	212.2
Loss on impairment of goodwill																480.6
General and administrative expenses	[2]	4.7	[1]	7.5	[1]	9.2	[1]	16.7	[1]	21.4	[1]			60.1	[1]	78.9
Total operating expenses		108.0	[1]	110.6	[1]	121.0	[1]	231.6	[1]	339.6	[1]			568.2	[1]	1,380.1
Net operating income/(loss)		28.7	[1]	54.0	[1]	33.0	[1]	87.0	[1]	115.7	[1]			97.5	[1]	(116.4)
Financial items
Interest expense		(26.6)	[1]	(26.8)	[1]	(26.0)	[1]	(52.8)	[1]	(79.4)	[1]			(97.7)		(103.3)
Foreign exchange gain		(5.6)	[1]	1.4	[1]	(7.3)	[1]	(5.9)	[1]	(11.5)	[1]			28.3	[1]	41.0
Loss on derivative financial instruments		12.9	[1]	(8.5)	[1]	0.0	[1]	(8.5)	[1]	4.4	[1]			(57.4)	[1]	(86.2)
Other financial items	[1],[2]	(3.1)		(1.9)		(1.8)		(3.7)		(6.8)				(5.2)		(26.0)
Total financial items	[1]	(22.4)		(35.8)		(35.1)		(70.9)		(93.3)				(132.0)		(174.5)
Loss before income taxes	[1]	6.3		18.2		(2.1)		16.1		22.4				(34.5)		(290.9)
Income taxes	[1]	(19.1)		(1.6)		(4.0)		(5.6)		(24.7)				(44.1)		(29.6)
Change in unrealized gain on interest rate swaps in VIE		1.4		(0.2)		(1.6)		(1.8)		(0.4)				0.2		0.0
Net loss		(12.8)		16.6		(6.1)		10.5		(2.3)				(78.6)	[1]	(320.5)	[1]
Net income attributable to non-controlling interest	[1]	3.4		3.7		3.8		7.5		10.9				(16.2)		(12.4)
Net loss attributable to the shareholders of the Company	[1]	$ (16.2)		$ 12.9		$ (9.9)		$ 3.0		$ (13.2)				$ (94.8)		$ (332.9)
Basic loss per share (in dollars per share)		$ (0.67)		$ 0.53		$ (0.41)		$ 0.12		$ (0.55)				$ (3.93)	[1],[3]	$ (13.86)	[1],[3]
Diluted loss per share (in dollars per share)	[1]	$ (0.67)	[3]	$ 0.53	[3]	$ (0.41)	[3]	$ 0.12	[3]	$ (0.55)	[3]			$ (3.93)		$ (13.86)
Derivative valuation adjustment
Operating revenues
Contract revenues		$ 0.0	[1]	$ 0.0	[1]	$ 0.0	[1]	$ 0.0	[1]	$ 0.0	[1]			$ 0.0	[1]	$ 0.0
Reimbursables		0.0	[1]	0.0	[1]	0.0	[1]	0.0	[1]	0.0	[1]			0.0	[1]	0.0
Related party revenues	[2]															0.0
Total operating revenues		0.0	[1]	0.0	[1]	0.0	[1]	0.0	[1]	0.0	[1]			0.0	[1]	0.0
Gain/(Loss) on disposal		0.0	[1]	0.0	[1]	0.0	[1]	0.0	[1]	0.0	[1]			0.0	[1]	0.0
Operating expenses
Vessel and rig operating expenses	[2]	0.0	[1]	0.0	[1]	0.0	[1]	0.0	[1]	0.0	[1]			0.0	[1]	0.0
Reimbursable expenses		0.0	[1]	0.0	[1]	0.0	[1]	0.0	[1]	0.0	[1]			0.0	[1]	0.0
Depreciation and amortization		0.0	[1]	0.0	[1]	0.0	[1]	0.0	[1]	0.0	[1]			0.0	[1]	0.0
Loss on impairment of goodwill																0.0
General and administrative expenses	[2]	0.0	[1]	0.0	[1]	0.0	[1]	0.0	[1]	0.0	[1]			0.0	[1]	0.0
Total operating expenses		0.0	[1]	0.0	[1]	0.0	[1]	0.0	[1]	0.0	[1]			0.0	[1]	0.0
Net operating income/(loss)		0.0	[1]	0.0	[1]	0.0	[1]	0.0	[1]	0.0	[1]			0.0	[1]	0.0
Financial items
Interest expense		0.0	[1]	0.0	[1]	0.0	[1]	0.0	[1]	0.0	[1]			0.0		0.0
Foreign exchange gain		0.0	[1]	0.0	[1]	0.0	[1]	0.0	[1]	0.0	[1]			0.0	[1]	0.0
Loss on derivative financial instruments		3.0	[1]	(4.7)	[1]	5.0	[1]	0.3	[1]	3.3	[1]			21.8	[1]	16.5
Other financial items	[1],[2]	0.0		0.0		0.0		0.0		0.0				0.0		0.0
Total financial items	[1]	3.0		(4.7)		5.0		0.3		3.3				21.8		16.5
Loss before income taxes	[1]	3.0		(4.7)		5.0		0.3		3.3				21.8		16.5
Income taxes	[1]	0.0		0.0		0.0		0.0		0.0				0.0		0.0
Change in unrealized gain on interest rate swaps in VIE				0.0		0.0		0.0
Net loss		3.0		(4.7)		5.0		0.3		3.3				21.8	[1]	16.5	[1]
Net income attributable to non-controlling interest	[1]	0.0		0.0		0.0		0.0		0.0				0.0		0.0
Net loss attributable to the shareholders of the Company	[1]	$ 3.0		$ (4.7)		$ 5.0		$ 0.3		$ 3.3				$ 21.8		$ 16.5
Basic loss per share (in dollars per share)		$ 0.12		$ (0.20)		$ 0.21		$ 0.01		$ 0.14				$ 0.90	[1],[3]	$ 0.68	[1],[3]
Diluted loss per share (in dollars per share)	[1]	$ 0.12	[3]	$ (0.20)	[3]	$ 0.21	[3]	$ 0.01	[3]	$ 0.14	[3]			$ 0.90		$ 0.68

[1]	Refer to "Note 27 - Restatement of previously issued financial statements".
[2]	Includes transactions with related parties. Refer to Note 21 "Related party transactions".
[3]	As a result of the stock split and capital reduction, the earnings per share has been retrospectively adjusted. Refer to "Note 17 - Common share capital" for more information.